Intangible Assets (Details 2) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Disclosure Intangible Assets Details 2Abstract
2019	$ 114,689	$ 229,377
2020	229,377	229,377
2021	229,377	229,377
2022	229,377	229,377
2023	229,377	229,377
Thereafter	637,095	637,095
Finite-Lived Intangible Assets, Net	$ 1,669,292	$ 1,783,980	$ 2,013,357